Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Commercialization revenue received	$ 7,480	$ 9,980	$ 6,121
Government grants and tax incentives received	1,118	24	68
Payments to suppliers and employees (inclusive of goods and services tax)	(72,683)	(75,769)	(106,920)
Interest received	796	7	17
Income taxes received /(paid)	20	(24)	(35)
Net cash (outflows) in operating activities	(63,269)	(65,782)	(100,749)
Cash flows from investing activities
Investment in fixed assets	(264)	(157)	(1,647)
Receipts from investment in sublease	120	0	0
Payments for licenses	(50)	(75)	0
Net cash (outflows) in investing activities	(194)	(232)	(1,647)
Cash flows from financing activities
Proceeds from borrowings	0	51,919	0
Repayment of borrowings	0	(55,458)	0
Payment of transaction costs from borrowings	(574)	(5,527)	(13)
Interest and other costs of finance paid	(6,014)	(6,084)	(5,932)
Proceeds from issue of shares	88,635	209	106,268
Proceeds from issue of warrants	0	8,081	12,969
Payments for share issue costs	(4,889)	(222)	(1,827)
Payments for lease liabilities	(2,656)	(2,788)	(2,931)
Net cash inflows/(outflows) by financing activities	74,502	(9,870)	108,534
Net increase/(decrease) in cash and cash equivalents	11,039	(75,884)	6,138
Cash and cash equivalents at beginning of period	60,447	136,881	129,328
FX (loss)/gain on the translation of foreign bank accounts	(168)	(550)	1,415
Cash and cash equivalents at end of period	$ 71,318	$ 60,447	$ 136,881